Acquisitions - Narrative (Details) - Comet Therapeutics Inc. $ in Thousands	Sep. 09, 2021 USD ($)
Disclosure Of Asset Acquisitions [Line Items]
Percentage of shares acquired	100.00%
Equity interest issued and issuable, rounded amount	$ 1,500
Cash	500
Transaction costs	$ 964